Equity Accounted Investments	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Accounted Investments
23.	Equity-accounted Investments

In October 2014, Teekay Offshore sold a 1995-built shuttle tanker, the Navion Norvegia, to the OOG-TK Libra GmbH & Co KG (or Libra Joint Venture), a joint venture with Odebrecht The vessel is committed to a new FPSO unit conversion for the Libra field located in the Santos Basin offshore Brazil. The conversion project will be completed at Sembcorp Marine’s Jurong Shipyard in Singapore and the FPSO unit is scheduled to commence operations in early-2017 under a 12-year fixed-rate contract with Petrobras (see note 16c).

In July 2014, Teekay LNG, through a new 50/50 joint venture, the Yamal LNG Joint Venture, ordered six internationally-flagged icebreaker LNG carriers for the Yamal LNG Project. The Yamal LNG Project is a joint venture between Russia-based Novatek OAO (60%), France-based Total S.A. (20%) and China-based CNPC (20%), and will consist of three LNG trains with a total expected capacity of 16.5 million metric tons of LNG per annum and is currently scheduled to start-up in early-2018 (see note 3b).

In June 2014, Teekay LNG acquired from BG its ownership interests in four 174,000-cubic meter Tri-Fuel Diesel Electric LNG carrier newbuildings, which will be constructed by Hudong-Zhonghua Shipbuilding (Group) Co., Ltd. in China for an estimated total fully built-up cost to the joint venture of approximately $1.0 billion. The vessels, upon delivery, which are scheduled between September 2017 and January 2019, will each operate under 20-year fixed-rate time-charter contracts, plus extension options, with Methane Services Limited, a wholly-owned subsidiary of BG (see note 3c).

In January 2014, Teekay and Teekay Tankers formed TIL, which seeks to opportunistically acquire, operate and sell modern second-hand tankers to benefit from an expected recovery in the current cyclical low of the tanker market. Teekay and Teekay Tankers in the aggregate purchased 5.0 million shares of common stock, representing an initial 20% interest in TIL, as part of a $250 million private placement by TIL, which represents a total investment by Teekay and Teekay Tankers of $50.0 million. In October 2014, Teekay Tankers acquired an additional 0.9 million common shares in TIL, representing 2.43% of the then outstanding share capital of TIL. In October 2014, TIL authorized a share repurchase program for up to $30 million and has repurchased $15.1 million to-date at an average price of NOK 68.49 per share and brought the combined interests of Teekay and Teekay Tankers in TIL to 16.05% as at December 31, 2014. (see note 3e).

In June 2013, Teekay Offshore completed the acquisition from Teekay of its 50% interest in a FPSO unit, the Cidade de Itajai (or Itajai). The Itajai FPSO has been operating on the Baúna and Piracaba (previously named Tiro and Sidon) fields in the Santos Basin offshore Brazil since February 2013 under a nine-year fixed-rate time-charter contract, plus extension options, with Petrobras. The remaining 50% interest in the Itajai FPSO unit is owned by Odebrecht.

In February 2013, Teekay LNG entered into a joint venture agreement with Exmar to own and charter-in LPG carriers with a primary focus on the mid-size gas carrier segment. Exmar LPG BVBA, took economic effect as of November 1, 2012 and, as of December 31, 2014, its fleet included 20 owned LPG carriers (including nine newbuilding carriers scheduled for delivery between 2015 and 2018) and four chartered-in LPG carriers. Teekay LNG and Exmar each have a 50% economic interest in Exmar LPG BVBA. Since control of the Exmar LPG BVBA is shared jointly between Exmar and Teekay LNG, Teekay LNG accounts for its investment in the Exmar LPG BVBA using the equity method (see note 3g).

In February 2012, the Teekay LNG-Marubeni Joint Venture acquired a 100% interest in the six LNG Carriers from Denmark-based A.P. Moller-Maersk A/S for approximately $1.3 billion. Teekay LNG and Marubeni Corporation (or Marubeni) have 52% and 48% economic interests, respectively, but share control of Teekay LNG-Marubeni Joint Venture. Since control of the Teekay LNG-Marubeni Joint Venture is shared jointly between Marubeni and Teekay LNG, Teekay LNG accounts for its investment in the Teekay LNG-Marubeni Joint Venture using the equity method (see note 3h).

Teekay LNG has a 33% ownership interest in four newbuilding 160,400-cubic meter LNG carriers (or the Angola LNG Carriers). The Angola LNG Carriers are chartered at fixed rates to the Angola LNG Project. The Wah Kwong Joint Venture is a joint venture arrangement between Teekay Tankers and Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong) whereby Teekay Tankers holds a 50% interest. SkaugenPetrotrans Joint Venture is a joint venture arrangement between Teekay and I.M. Skaugen Marine Services Pte Ltd. whereby Teekay holds a 50% interest. Teekay has a joint venture interest of 49% in Remora AS (or Remora), a Norway-based offshore marine technology company from which Teekay Offshore acquired a 2010-built HiLoad DP unit. The RasGas 3 Joint Venture is a joint venture arrangement between Teekay LNG and QGTC Nakilat (1643-6) Holdings Corporation whereby Teekay LNG holds a 40% interest. The RasGas 3 Joint Venture owns four LNG carriers and related long-term fixed-rate time-charters to service the expansion of a LNG project in Qatar. Teekay LNG has a 50% interest in joint ventures with Exmar (or the Exmar Joint Venture) which owns two LNG carriers that are chartered out under long term contracts.

In November 2011, Teekay acquired a 40% interest in a recapitalized Sevan for approximately $25 million (see Note 3a). Sevan owns (i) two partially-completed hulls available for upgrade to FPSOs or other offshore projects; (ii) a licensing agreement with ENI SpA; (iii) an engineering and offshore project development business; and (iv) intellectual property rights, including offshore unit design patents. As of December 31, 2014, the aggregate value of the Company’s 43% interest (43% interest —December 31, 2013) in Sevan, based on the quoted market price of Sevan’s common stock on the Oslo Stock Exchange, was $61.4 million ($94.3 million – December 31, 2013).

A condensed summary of the Company’s investments in and advances to equity-accounted investees are as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
	Ownership	2014	2013
Investments in Equity-accounted Investees	Percentage	$	$
Malt Joint Venture (note 3h)	52%	263,446	228,183
RasGas 3 Joint Venture	40%	141,866	125,648
Exmar LPG Joint Venture (note 3g)	50%	126,690	82,576
Exmar Joint Venture	50%	97,037	86,387
TIL (note 3e)	16%	63,715	—
Tiro and Sidon Joint Venture	50%	54,540	52,118
Angola Joint Venture	33%	50,887	54,168
Sevan Marine Equity Investment (note 3f)	43%	34,985	40,740
BG (note 3c)	20%-30%	20,704	—
Other	50%	19,551	20,489

Total		873,421	690,309

	Ownership	As at December 31,
Loans to Equity-accounted Investees	Percentage	2014	2013
Yamal LNG Joint Venture (note 3b)	50%	97,157	—
Exmar LPG Joint Venture (note 3g)	50%	82,677	82,068
Tiro and Sidon Joint Venture	50%	18,006	12,781
SkaugenPetroTrans Joint Venture	50%	14,500	16,079
Teekay LNG-Marubeni Joint Venture (note 3h)	52%	11,039	10,274
Other	16%-50%	28,201	19,570

Total		251,580	140,772

(1)	The Company also has loans to joint venture partners of $1.8 million as at December 31, 2014 (2013—$28.5 million).

A condensed summary of the Company’s financial information for equity-accounted investments (16% to 52% owned) shown on a 100% basis are as follows:

	As at December 31,
	2014(1)	2013(2)
Cash and restricted cash	434,833	323,065
Other assets- current	249,882	165,919
Vessels and equipment	3,345,590	2,496,086
Net investment in direct financing leases	1,873,803	1,907,458
Other assets—non-current	150,618	302,255

Current portion of long-term debt and obligations under capital lease	526,097	501,683
Other liabilities—current	217,180	216,659
Long-term debt and obligations under capital lease	2,958,698	2,973,170
Other liabilities—non-current	459,907	256,465

	Year ended December 31,
	2014(1)	2013(2)	2012(3)(4)
Revenues	998,655	940,156	659,030
Income from vessel operations	454,135	328,430	241,702
Realized and unrealized (loss) gain on derivative instruments	(58,884)	16,334	(56,307)
Net income	300,837	288,550	120,395

Certain of the comparative figures have been adjusted to conform to the presentation adopted in the current year.

(1)	The results included for TIL are from the date of incorporation in January 2014.
(2)	The results included for the Exmar LPG BVBA are from the date of acquisition in February 2013.
(3)	The results included for the Teekay LNG-Marubeni Joint Venture are from the date of acquisition of the MALT LNG Carriers, which were acquired in February 2012.
(4)	The results included for the Angola Joint Venture are from the time the vessels were delivered in August, September, October 2011 and January 2012, respectively.

For the year ended December 31, 2014, the Company recorded equity income of $128.1 million (2013 – $136.5 million and 2012—$79.2 million). The income was primarily comprised of the Company’s share of net income (loss) from the Teekay LNG-Marubeni Joint Venture, Angola LNG Project, the RasGas 3 Joint Venture, Sevan, Exmar Joint Venture, Exmar LPG BVBA, and from the interest in the Itajai. For the year ended December 31, 2014, $1.1 million of the equity gain related to the Company’s share of unrealized gain (loss) on interest rate swaps associated with these projects (2013 – $31.2 million and 2012—$5.3 million).